Financial risk management and concentration risk - Summary of analysis of current ratio and gearing ratio (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure In Tabular Form Of Analysis Of Net Debt [Line Items]
Total interest-bearing bank borrowings	¥ 754,774		¥ 503,155
Less: Cash and cash equivalents	436,242	$ 61,443	513,351	$ 72,304	¥ 8,489	¥ 3,665
Non-IFRS net debt	318,532		(10,196)
Total equity	(43,605)	(6,141)	438,874		¥ 29,439	¥ 14,558
Add: Convertible bonds mandatorily convertible to the Company's equity	112,615		0
Non-IFRS adjusted total equity	69,010		438,874
Total liabilities	1,508,704	212,496	667,061
Less: Convertible bonds mandatorily convertible to the Company's equity	112,615		0
Non-IFRS adjusted total liabilities	1,396,089		667,061
Total assets	¥ 1,465,099	$ 206,355	¥ 1,105,935
Non-IFRS total liabilities to total assets ratio	0.95	0.95	0.6	0.6